Financial Instruments and Financial Risk Management - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) Risk	Dec. 31, 2017 USD ($)
Disclosure Of Financial Instruments [Line Items]
Number of risk identified | Risk	2
Description of derivative financial instruments maturity period	All derivative financial instruments have a maturity of less than 12 months.
Restricted cash	$ 0
Series G
Disclosure Of Financial Instruments [Line Items]
Net losses recognized		$ 3,313,000
Trade and Other Receivables
Disclosure Of Financial Instruments [Line Items]
Expected credit loss rate	0.50%